MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule Of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Marketable Securities		$ 120,144	$ 26,532
Government bonds [Member]
Marketable Securities	[1]	104,349	21,932
Corporate Debt Securities [Member]
Marketable Securities		14,023	4,600
Certificates of Deposit [Member]
Marketable Securities		$ 1,772

[1]	As of December 31, 2019 and 2018, consists of $2,104 and $2,054 non-U.S government bonds, respectively.